Acquisition and sale of businesses and brands and purchase of non-controlling interests - Assets and liabilities held for sale, narrative (Details) - Guinness Nigeria - USD ($) $ in Millions	Jun. 30, 2024	Jun. 11, 2024
Disclosure Of Assets and Liabilities Held For Sale [Line Items]
Disposal, percentage of interest disposed		58.02%
Disposal, exchange losses expected to be recycled to the Income Statement	$ 176